UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549


                                  FORM N-CSR

            CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

Investment Company Act file number:  811-3456

               GENERAL GOVERNMENT SECURITIES MONEY MARKET FUNDS, INC.
                (Exact name of Registrant as specified in charter)

                           c/o The Dreyfus Corporation
                                 200 Park Avenue
                             New York, New York 10166
               (Address of principal executive offices) (Zip code)

                               Mark N. Jacobs, Esq.
                                 200 Park Avenue
                             New York, New York 10166
                     (Name and address of agent for service)

Registrant's telephone number, including area code:     (212) 922-6000


Date of fiscal year end:        November 30


Date of reporting period:       May 31, 2003

                                  FORM N-CSR


ITEM 1. REPORTS TO STOCKHOLDERS.

      General Government

      Securities Money

      Market Fund

      SEMIANNUAL REPORT May 31, 2003

YOU, YOUR ADVISOR AND
DREYFUS
A MELLON FINNACIAL COMPANY (SM)


The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                             8   Statement of Assets and Liabilities

                             9   Statement of Operations

                            10   Statement of Changes in Net Assets

                            11   Financial Highlights

                            13   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                  General Government Securities

                                                              Money Market Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for General Government Securities Money Market Fund covers the six-month period from December 1, 2002, through May 31, 2003. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Bernard W. Kiernan, Jr.

We have recently seen some signs of stability in the financial markets. Perhaps most important, the war in Iraq wound down quickly, without disrupting oil supplies or major incidents of terrorism. While the U.S. economy has remained weak, growth has been positive overall. Many stock market indices have posted encouraging gains since the start of 2003, suggesting greater investor optimism, although it is uncertain whether such gains will continue. At the same time, yields of U.S. Treasury securities and money market instruments continue to hover near historical lows, and inflationary pressures have remained subdued

What are the implications for your investments? An accommodative monetary policy and a stimulative fiscal policy suggest that money market yields should remain relatively low for the foreseeable future, even if the economy begins to gain strength. We currently see opportunities for potentially higher returns from longer-term assets in the stock and bond markets, but selectivity among individual securities should remain a key factor. However, no one can say for certain what direction the markets will take over time. Your financial advisor can help you to ensure that your portfolio reflects your investment needs, long-term goals and attitudes toward risk.

Thank you for your continued confidence and support.

Sincerely,

/s/Stephen E. Canter
Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
June 16, 2003




DISCUSSION OF FUND PERFORMANCE

Bernard W. Kiernan, Jr., Portfolio Manager

How did General Government Securities Money Market Fund perform during the period?

During the six-month period ended May 31, 2003, the fund produced annualized yields of 0.64% for Class A shares and 0.40% for Class B shares. Taking into account the effects of compounding, the fund produced annualized effective yields of 0.64% for Class A shares and 0.40% for Class B shares.(1)

What is the fund's investment approach?

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and repurchase agreements collateralized by these securities.

What other factors influenced the fund's performance?

When the reporting period began in December 2002, the U.S. economy appeared to be gathering momentum in the wake of the Federal Reserve Board's (the "Fed") November interest-rate reduction of 50 basis points, which drove the federal funds rate down to 1.25%. Retail sales came in higher than most analysts had expected, and the stock market began to rally. In addition, consumer confidence improved during December. Nonetheless, the fourth quarter's GDP growth rate came in at an estimated annualized rate of just 1.4%.

During the first quarter of 2003, the economy sent mixed signals, and hopes of a more robust economic rebound faded. Home sales rose in January, but consumer confidence fell to new lows. Manufacturing expanded in January but fell in February. For its part, the Fed kept the federal funds rate unchanged at 1.25%.

                                                             The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

In March, the outbreak of hostilities in Iraq clouded the economic picture. The Fed indicated at the time that uncertainty regarding the war with Iraq was so great that it could not adequately assess the economic risks. Nonetheless, as
the  conflict  progressed,   the  market's  focus  appeared  to  shift  toward
expectations of a quick resolution to the war, causing money market yields to rise at the longer end of the curve.

After the war began to wind down in April, investors' attention returned to the problems underlying the weak U.S. economy. The manufacturing sector contracted in April, and the unemployment rate rose to 6%, suggesting lingering caution among businesses reluctant to resume hiring and production. In addition, uncertainty remained as to the prospects for continued spending among consumers, as revised estimates of U.S. economic growth for the first quarter of 2003 came in at a relatively disappointing 1.9%.

In May, the economy showed signs of gradual improvement. A key purchasing index rose significantly over the previous month's levels, suggesting that the manufacturing sector may be improving and the worst may be over. Consumer confidence rebounded to its highest levels in almost a year, indicating that consumers were becoming increasingly optimistic after reining in their spending during the Iraq war. These encouraging signs were supported by other potentially constructive factors, including gains in the stock market, low inflation, declining oil prices, gains in productivity and pending tax cuts. However, at its meeting in early May, the Fed adopted a relatively cautious stance, citing disappointing numbers related to employment and production. The Fed also stated that economic risks were "weighted toward weakness for the foreseeable future."


What is the fund's current strategy?

Despite the encouraging signs that arose during May, we remain cautious regarding the prospects for a quick pickup in economic growth. We believe that more solid evidence is required to support a sustainable rebound in economic activity among consumers and businesses. In fact, by the reporting period's end, market expectations had begun to build that the Fed was likely to cut interest rates further if the economy did not expand more robustly by its meeting in late June. These expectations have recently been reflected by lower yields among short-term U.S. government securities.

Because the current money market yield curve is relatively flat, we have begun to allow the fund's weighted average maturity to shorten gradually. Accordingly, the fund ended the reporting period with a weighted average maturity that remained longer than its peer group average, but less so than it had been in previous months.

June 16, 2003

(1) ANNUALIZED EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. YIELDS PROVIDED FOR THE FUND'S CLASS B SHARES REFLECT THE ABSORPTION OF FUND EXPENSES BY THE DREYFUS CORPORATION PURSUANT TO AN UNDERTAKING IN EFFECT THAT MAY BE EXTENDED, TERMINATED OR MODIFIED AT ANY TIME. HAD THESE EXPENSES NOT BEEN ABSORBED, THE CLASS B YIELDS WOULD HAVE BEEN LOWER.

                                                             The Fund


STATEMENT OF INVESTMENTS

May 31, 2003 (Unaudited)

                                                                    Annualized
                                                                    Yield on
                                                                    Date of                   Principal
U.S. GOVERNMENT AGENCIES--108.3%                                    Purchase (%)              Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Federal Farm Credit Bank, Consolidated

  Systemwide Notes

   11/4/2003                                                                1.42              1,500,000               1,521,475

Federal Farm Credit Bank, Consolidated

  Systemwide Floating Rate Notes

   6/2/2003                                                                 1.25  (a)         50,000,000             49,999,967

   6/2/2004                                                                 1.28  (a)         45,000,000             45,004,521

Federal Home Loan Banks, Discount Notes

   6/2/2003                                                                 1.26             225,000,000            224,992,125

   6/11/2003                                                                1.18              50,000,000             49,983,611

   8/14/2003                                                                1.78              19,000,000             18,931,653

   8/20/2003                                                                1.15             100,000,000             99,744,445

   12/30/2003                                                               1.25              25,000,000             24,818,033

Federal Home Loan Banks, Floating Rate Notes

   6/27/2002                                                                1.27  (a)         50,000,000             49,999,121

   9/8/2003                                                                 1.27  (a)         50,000,000             50,000,000

   10/24/2003                                                               1.20  (a)        100,000,000            100,000,000

   7/30/2004                                                                1.26  (a)        150,000,000            150,000,000

   12/2/2004                                                                1.27  (a)        100,000,000            100,016,000

Federal Home Loan Banks, Notes

   5/14/2004                                                                1.38              50,000,000             50,000,000

   6/22/2004                                                                1.24              50,000,000             50,000,000

Federal Home Loan Mortgage Corporation,

  Discount Notes

   8/25/2003                                                                1.39              52,589,000             52,417,648

   9/11/2003                                                                1.72              25,000,000             24,880,292

   11/6/2003                                                                1.41              50,000,000             49,694,972

   12/19/2003                                                               1.27              50,000,000             49,648,250

Federal Home Loan Mortgage Corporation,

  Notes

   11/17/2003                                                               1.35              75,000,000             76,671,233

Federal National Mortgage Association,

  Discount Notes

   8/29/2003                                                                1.15              46,860,000             46,726,774

   9/24/2003                                                                1.20              50,000,000             49,810,090

   10/17/2003                                                               1.40              25,000,000             24,867,750

   11/14/2003                                                               1.25              50,000,000             49,714,111

   12/12/2003                                                               1.25              50,000,000             49,665,889


                                                                    Annualized
                                                                    Yield on
                                                                    Date of                   Principal
U.S. GOVERNMENT AGENCIES (CONTINUED)                                Purchase (%)              Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Federal National Mortgage Association,

  Floating Rate Notes

   7/22/2003                                                                1.25  (a)         50,000,000             49,999,299

   10/7/2004                                                                1.28  (a)        100,000,000             99,959,400

   10/28/2004                                                               1.27  (a)        150,000,000            149,957,555

Federal National Mortgage Association, Notes

   11/14/2003                                                               1.39              23,500,000             23,847,733

   3/15/2004                                                                1.24              12,352,000             12,686,767

Student Loan Marketing Association,

  Discount Notes

   6/2/2003                                                                 1.26              30,117,000             30,115,946

TOTAL U.S. GOVERNMENT AGENCIES

   (cost $1,905,674,660)                                                                                           1,905,674,660
------------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENT--.2%
------------------------------------------------------------------------------------------------------------------------------------

Barclays Capital Inc.

  dated 5/30/2003, due 6/2/2003 in the
  amount of $3,000,250 (fully collateralized by $3,055,000 U.S. Treasury Bills, due 8/28/2003, value $3,044,918)

   (cost $3,000,000)                                                        1.00                3,000,000              3,000,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $1,908,674,660)                                                           108.5%           1,908,674,660

LIABILITIES, LESS CASH AND RECEIVABLES                                                            (8.5%)           (149,904,125)

NET ASSETS                                                                                        100.0%           1,758,770,535

(A) VARIABLE INTEREST RATE--SUBJECT TO PERIODIC CHANGE.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2003 (Unaudited)

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--
   See Statement of Investments--Note 1(b)          1,908,674,660  1,908,674,660

Interest receivable                                                    1,777,157

Prepaid expenses and other assets                                         59,095

                                                                   1,910,510,912
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                         1,292,801

Cash overdraft due to Custodian                                         252,560

Payable for investment securities purchased                         150,016,000

Payable for shares of Common Stock redeemed                              75,532

Accrued expenses                                                        103,484

                                                                    151,740,377
--------------------------------------------------------------------------------

NET ASSETS ($)                                                    1,758,770,535
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                   1,758,844,377

Accumulated net realized gain (loss) on investments                    (73,842)
--------------------------------------------------------------------------------

NET ASSETS ($)                                                    1,758,770,535

NET ASSET VALUE PER SHARE

                                                         Class A       Class B
--------------------------------------------------------------------------------

Net Assets ($)                                       633,990,214  1,124,780,321

Shares Outstanding                                   634,081,225  1,124,763,152
--------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                               1.00           1.00

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS

Six Months Ended May 31, 2003 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                     11,956,647

EXPENSES:

Management fee--Note 2(a)                                            4,228,611

Shareholder servicing costs--Note 2(c)                               1,797,173

Distribution fees, service fees and prospectus--Note 2(b)            1,697,231

Registration fees                                                       79,986

Custodian fees                                                          56,845

Directors' fees and expenses--Note 2(d)                                 23,888

Professional fees                                                       20,971

Shareholders' reports                                                    4,010

Miscellaneous                                                           10,074

TOTAL EXPENSES                                                       7,918,789

Less--reduction in shareholder servicing costs due to
  undertaking--Note 2(c)                                              (87,680)

NET EXPENSES                                                         7,831,109

INVESTMENT INCOME--NET                                               4,125,538
--------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 1(B) ($)                     915

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 4,126,453

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                             May 31, 2003           Year Ended
                                              (Unaudited)    November 30, 2002
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          4,125,538          20,947,155

Net realized gain (loss) on investments               915              28,539

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                    4,126,453          20,975,694
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A shares                                (1,996,953)         (10,213,063)

Class B shares                                (2,128,585)         (10,734,092)

TOTAL DIVIDENDS                               (4,125,538)         (20,947,155)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold:

Class A shares                              2,223,242,688       4,554,368,708

Class B shares                              1,217,769,622       2,332,493,736

Dividends reinvested:

Class A shares                                  1,983,125         10,053,123

Class B shares                                  1,823,700          8,765,998

Cost of shares redeemed:

Class A shares                            (2,253,211,870)      (4,707,413,531)

Class B shares                            (1,109,096,344)      (2,153,713,780)

INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL STOCK TRANSACTIONS                82,510,921            44,554,254

TOTAL INCREASE (DECREASE) IN NET ASSETS      82,511,836            44,582,793
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                         1,676,258,699        1,631,675,906

END OF PERIOD                               1,758,770,535        1,676,258,699

SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.



                                         Six Months Ended
                                             May 31, 2003                               Year Ended November 30,
                                                                  ------------------------------------------------------------------
CLASS A SHARES                                  (Unaudited)         2002         2001          2000           1999          1998
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                                1.00          1.00         1.00          1.00           1.00          1.00

Investment Operations:

Investment income--net                                 .003          .014         .040          .054           .043          .048

Distributions:

Dividends from investment
   income--net                                        (.003)        (.014)       (.040)        (.054)         (.043)        (.048)

Net asset value, end of period                        1.00          1.00         1.00          1.00           1.00          1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                       .64(a)       1.38         4.05          5.54           4.42          4.88
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses
   to average net assets                               .78(a)        .77          .77           .76            .76           .77

Ratio of net investment income
   to average net assets                               .64(a)       1.38         3.85          5.40           4.35          4.77
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                     633,990       661,976      804,956       574,630        610,511       539,878

(A) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS (CONTINUED)

                                       Six Months Ended
                                           May 31, 2003                                    Year Ended November 30,
                                                                  ------------------------------------------------------------------
CLASS B SHARES                               (Unaudited)            2002          2001          2000           1999          1998
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                              1.00            1.00          1.00          1.00           1.00          1.00

Investment Operations:

Investment income--net                               .002            .011          .037          .052           .041          .046

Distributions:

Dividends from investment
   income--net                                      (.002)          (.011)        (.037)        (.052)         (.041)        (.046)

Net asset value, end of period                      1.00            1.00          1.00          1.00           1.00          1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                     .40(a)         1.14          3.81          5.29           4.17          4.66
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses
   to average net assets                            1.01(a)         1.00          1.00          1.00           1.00           .97

Ratio of net investment income
   to average net assets                             .40(a)         1.13          3.60          5.15           4.09          4.55

Decrease reflected in above
   expense ratios due to
   undertakings by
   The Dreyfus Corporation                           .02(a)          .03           .04           .03            .03           .05
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                 1,124,780        1,014,283       826,720      552,238        659,185       645,984


(A) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

General Government Securities Money Market Fund (the "fund") is a separate diversified series of General Government Securities Money Market Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company, currently offering two series, including the fund. The fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares. The fund is authorized to issue 16 billion shares of $.001 par value Common Stock. The fund currently offers two classes of shares: Class A (10 billion shares authorized) and Class B (6 billion shares authorized). Class A shares and Class B shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class A shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act, Class B shares are subject to a
Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A and Class B shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the fund's Board of Directors to represent the fair value of the fund's investments.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on investment, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund receives net earnings credits based on available cash balances left on deposit.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the fund's Manager, subject to the seller's agreement to repurchase and the fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional
collateral    by    the

next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the fund to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $80,001 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to November 30, 2002. If not applied, $21,009 of the carryover expires in fiscal 2005, $17,123 expires in fiscal 2007 and $41,869 expires in fiscal 2008.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2002 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

NOTE 2--Management Fee and Other Transactions with Affiliates:

(A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the fund's average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1/2% of the value of the fund's average net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. During the period ended May 31, 2003, there was no expense reimbursement pursuant to the Agreement.

(B) Under the Service Plan with respect to Class A shares (the "Plan"), adopted pursuant to Rule 12b-1 under the Act, Class A shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and implementing and of operating the Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005 of 1% of the average daily net assets of Class A. In addition, Class A shares pay the Distributor for distributing their shares, servicing shareholder accounts ("Servicing") and advertising and marketing relating to Class A shares at an aggregate annual rate of .20 of 1% of the value of the average daily net assets of Class A. The Distributor may pay one or more Service Agents a fee in respect of Class A shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The schedule of such fees and the basis upon which such fees will be paid shall be determined from time to time by the fund's Board of Directors. If a holder of Class A shares ceases to be a client of a Service Agent, but continues to hold Class A shares, the Manager will be permitted to act as a Service Agent in respect of such fund shareholders and receive payments under the Plan for Servicing. The fees payable for Servicing are payable without regard to actual expenses incurred. During the period ended May 31, 2003, Class A shares were charged $629,155 pursuant to the Plan.


Under the Distribution Plan with respect to Class B shares ("Class B Distribution Plan"), adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Class B Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005 of 1% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing Class B shares at an aggregate annual rate not to exceed .20 of 1% of the value of the average daily net assets of Class B. During the period ended May 31, 2003, Class B shares were charged $1,068,076 pursuant to the Class B Distribution Plan.

(C) Under the Shareholder Services Plan with respect to Class A ("Class A Shareholder Services Plan"), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the average daily net assets of Class A for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2003, Class A shares were charged $139,795 pursuant to the Class A Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B ("Class B Shareholder Services Plan"), Class B shares pay the Distributor at an annual rate of .25 of 1% of the value of the average daily net assets of Class B for servicing shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of these services. The Distributor determines the amounts to be paid to Service Agents.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

The Manager had undertaken from December 1, 2002 through May 31, 2003, that if the aggregate expenses of Class B shares of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1.01% of the value of the average daily net assets of Class B, the Manager would reimburse the expenses of the fund under the Class B Shareholder Services Plan to the extent of any excess expense and up to the full fee payable under the Class B Shareholder Services Plan. During the period ended May 31, 2003, Class B shares were charged, $1,330,498 pursuant to the Class B Shareholder Services Plan, of which $87,680 was reimbursed by the Manager.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement, for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2003, the fund was charged $32,251, pursuant to the transfer agency agreement.

(D) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member who is not an "affiliated person" as defined in the Act receives an annual fee of $50,000 and an attendance fee of $6,500 for each in-person meeting and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group in proportion to relative to each fund's net assets. The Chairman of the Board receives an additional 25% of such compensation. Subject to the Company's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.



NOTES

                                                           For More Information

                        General Government Securities
                        Money Market Fund
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE Call
1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET  Information can be viewed online or downloaded from:

http://www.dreyfus.com

(c) 2003 Dreyfus Service Corporation                                  975SA0503



      General

      Treasury Prime

      Money Market Fund

      SEMIANNUAL REPORT May 31, 2003

YOU, YOUR ADVISOR AND
DREYFUS
A MELLON FINNACIAL COMPANY (SM)

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                             7   Statement of Assets and Liabilities

                             8   Statement of Operations

                             9   Statement of Changes in Net Assets

                            10   Financial Highlights

                            13   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                         General Treasury Prime

                                                              Money Market Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for General Treasury Prime Money Market Fund, covers the six-month period from December 1, 2002, through May 31, 2003. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Bernard W. Kiernan, Jr.

We have recently seen some signs of stability in the financial markets. Perhaps most important, the war in Iraq wound down quickly, without disrupting oil supplies or major incidents of terrorism. While the U.S. economy has remained weak, growth has been positive overall. Many stock market indices have posted encouraging gains since the start of 2003, suggesting greater investor optimism, although it is uncertain whether such gains will continue. At the same time, yields of U.S. Treasury securities and money market instruments continue to hover near historical lows, and inflationary pressures have remained subdued.

What are the implications for your investments? An accommodative monetary policy and a stimulative fiscal policy suggest that money market yields should remain relatively low for the foreseeable future, even if the economy begins to gain strength. We currently see opportunities for potentially higher returns from longer-term assets in the stock and bond markets, but selectivity among individual securities should remain a key factor. However, no one can say for certain what direction the markets will take over time. Your financial advisor can help you to ensure that your portfolio reflects your investment needs, long-term goals and attitudes toward risk.

Thank you for your continued confidence and support.

Sincerely,

/s/Stephen E. Canter
Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
June 16, 2003




DISCUSSION OF FUND PERFORMANCE

Bernard W. Kiernan, Jr., Portfolio Manager

How did General Treasury Prime Money Market Fund perform during the period?

During the six-month period ended May 31, 2003, the fund produced annualized yields of 0.53% for Class A shares, 0.33% for Class B shares and 0.27% for Class X shares. Taking into account the effects of compounding, the fund produced annualized effective yields of 0.53% for Class A shares, 0.33% for Class B shares and 0.28% for Class X shares for the same period.(1)

What is the fund's investment approach?

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund normally invests substantially all of its assets in U.S. Treasury securities.

What other factors influenced the fund's performance?

When the reporting period began in December 2002, the U.S. economy appeared to be gathering momentum in the wake of the Federal Reserve Board's (the "Fed") November interest-rate reduction of 50 basis points, which drove the federal funds rate down to 1.25%. Retail sales came in higher than most analysts had expected, and the stock market began to rally. In addition, consumer confidence improved during December. Nonetheless, the fourth quarter's GDP growth rate came in at an estimated annualized rate of just 1.4%.

During the first quarter of 2003, the economy sent mixed signals, and hopes of a more robust economic rebound faded. Home sales rose in January, but consumer confidence fell to new lows. Manufacturing expanded in January but fell in February. For its part, the Fed kept the federal funds rate unchanged at 1.25%.

                                                             The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

In March, the outbreak of hostilities in Iraq clouded the economic picture. The Fed indicated at the time that uncertainty regarding the war with Iraq was so great that it could not adequately assess the economic risks. Nonetheless, as
the  conflict  progressed,   the  market's  focus  appeared  to  shift  toward
expectations of a quick resolution to the war, causing money market yields to rise at the longer end of the curve.

After the war began to wind down in April, investors' attention returned to the problems underlying the weak U.S. economy. The manufacturing sector contracted in April, and the unemployment rate rose to 6%, suggesting lingering caution among businesses reluctant to resume hiring and production. In addition, uncertainty remained as to the prospects for continued spending among consumers, as revised estimates of U.S. economic growth for the first quarter of 2003 came in at a relatively disappointing 1.9%.

In May, the economy showed signs of gradual improvement. A key purchasing index rose significantly over the previous month's levels, suggesting that the manufacturing sector may be improving and the worst may be over. Consumer confidence rebounded to its highest levels in almost a year, indicating that consumers were becoming increasingly optimistic after reining in their spending during the Iraq war. These encouraging signs were supported by other potentially constructive factors, including gains in the stock market, low inflation, declining oil prices, gains in productivity and pending tax cuts. However, at its meeting in early May, the Fed adopted a relatively cautious stance, citing disappointing numbers related to employment and production. The Fed also stated that economic risks were "weighted toward weakness for the foreseeable future."


What is the fund's current strategy?

Despite the encouraging signs that arose during May, we remain cautious regarding the prospects for a quick pickup in economic growth. We believe that more solid evidence is required to support a sustainable rebound in economic activity among consumers and businesses. In fact, by the reporting period's end, market expectations had begun to build that the Fed was likely to cut interest rates further if the economy did not expand more robustly by its meeting in late June. These expectations have recently been reflected by lower yields among short-term U.S. Treasury securities.

Because the current money market yield curve is relatively flat, we have begun to allow the fund's weighted average maturity to shorten gradually. Accordingly, the fund ended the reporting period with a weighted average maturity that remained longer than its peer group average, but less so than it had been in previous months.

June 16, 2003

(1) ANNUALIZED EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. YIELDS PROVIDED FOR THE FUND'S CLASS B AND CLASS X SHARES REFLECT THE ABSORPTION OF FUND EXPENSES BY THE DREYFUS CORPORATION PURSUANT TO AN UNDERTAKING IN EFFECT THAT MAY BE EXTENDED, TERMINATED OR MODIFIED AT ANY TIME. HAD THESE EXPENSES NOT BEEN ABSORBED, THE FUND'S CLASS B AND CLASS X YIELDS WOULD HAVE BEEN LOWER.

                                                             The Fund


STATEMENT OF INVESTMENTS

May 31, 2003 (Unaudited)

STATEMENT OF INVESTMENTS

                                                                           Annualized
                                                                             Yield on
                                                                              Date of             Principal
U.S. TREASURY BILLS--86.3%                                                Purchase (%)            Amount ($)            Value ($)
------------------------------------------------------------------------------------------------------------------------------------

   6/12/2003                                                                     1.14               493,000              492,828

   6/19/2003                                                                     1.18               874,000              873,484

   6/26/2003                                                                     1.17            12,000,000           11,990,292

   7/3/2003                                                                      1.06             9,831,000            9,821,704

   7/10/2003                                                                     1.20               203,000              202,737

   7/17/2003                                                                     1.17            10,070,000           10,055,030

   7/24/2003                                                                     1.12             3,400,000            3,394,394

   7/31/2003                                                                     1.09             7,639,000            7,625,070

   8/21/2003                                                                     1.05             3,467,000            3,458,822

   8/28/2003                                                                     1.06             2,406,000            2,399,790

   10/9/2003                                                                     1.11             5,000,000            4,980,139

   11/13/2003                                                                    1.09             2,000,000            1,990,100

TOTAL U.S. TREASURY BILLS

   (cost $57,284,390)                                                                                                 57,284,390
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY NOTES--13.7%
------------------------------------------------------------------------------------------------------------------------------------

   3.875%, 6/30/2003                                                             2.28             2,000,000            2,002,411

   3.875%, 7/31/2003                                                             1.72             2,000,000            2,006,966

   3.625%, 3/31/2004                                                             1.22             5,000,000            5,097,006

TOTAL U.S. TREASURY NOTES

   (cost $9,106,383)                                                                                                   9,106,383
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $66,390,773)                                                                  100.0%          66,390,773

CASH AND RECEIVABLES (NET)                                                                              0.0%              23,120

NET ASSETS                                                                                            100.0%          66,413,893

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF ASSETS AND LIABILITIES

May 31, 2003 (Unaudited)

                                                               Cost       Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of Investments  66,390,773  66,390,773

Cash                                                                        217

Interest receivable                                                      89,149

Prepaid expenses                                                          3,345

                                                                     66,483,484
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                            45,594

Accrued expenses                                                         23,997

                                                                         69,591
--------------------------------------------------------------------------------

NET ASSETS ($)                                                       66,413,893
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                      66,411,180

Accumulated net realized gain (loss) on investments                       2,713
--------------------------------------------------------------------------------

NET ASSETS ($)                                                       66,413,893

NET ASSET VALUE PER SHARE



                                                                              Class A                Class B           Class X
------------------------------------------------------------------------------------------------------------------------------------

Net Assets ($)                                                             30,580,401             35,820,992            12,500

Shares Outstanding                                                         30,578,625             35,820,055            12,500
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                                                    1.00                   1.00              1.00



SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2003 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                        385,512

EXPENSES:

Management fee--Note 2(a)                                              145,854

Shareholder servicing costs--Note 2(c)                                  66,072

Distribution fees, service fees  and prospectus--Note 2(b)              59,364

Professional fees                                                       12,958

Custodian fees                                                           4,656

Registration fees                                                        4,589

Shareholders' reports                                                    2,327

Miscellaneous                                                            1,252

Directors' fees and expenses--Note 2(d)                                    969

TOTAL EXPENSES                                                         298,041

Less--reduction in service plan fees and shareholder servicing costs
  due to undertaking--Note 2 (b,c)                                     (32,124)

NET EXPENSES                                                           265,917

INVESTMENT INCOME--NET                                                 119,595
--------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 1(B) ($)                   2,777

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   122,372

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                             May 31, 2003            Year Ended
                                               (Unaudited)    November 30, 2002
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                            119,595               490,980

Net realized gain (loss) on investments             2,777                 6,141

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                      122,372               497,121
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A shares                                    (68,337)             (372,855)

Class B shares                                    (51,241)             (118,076)

Class X shares                                        (17)                  (49)

TOTAL DIVIDENDS                                  (119,595)             (490,980)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold:

Class A shares                                 29,859,782            90,612,542

Class B shares                                 58,943,599            81,092,618

Class X shares                                         --                11,500

Dividends reinvested:

Class A shares                                     67,972               369,481

Class B shares                                     51,281               117,978

Cost of shares redeemed:

Class A shares                                (29,776,850)         (127,253,599)

Class B shares                                (46,053,664)          (70,319,942)

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL STOCK TRANSACTIONS             13,092,120           (25,369,422)

TOTAL INCREASE (DECREASE) IN NET ASSETS        13,094,897           (25,363,281)
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                            53,318,996            78,682,277

END OF PERIOD                                  66,413,893            53,318,996

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.



                                                               Six Months Ended
                                                                   May 31, 2003                    Year Ended November 30,
                                                                                        --------------------------------------------
CLASS A SHARES                                                       (Unaudited)           2002             2001             2000(a)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                                       1.00             1.00             1.00             1.00

Investment Operations:

Investment income--net                                                     .003             .011             .034             .051

Distributions:

Dividends from investment income--net                                     (.003)           (.011)           (.034)           (.051)

Net asset value, end of period                                             1.00             1.00             1.00             1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                            .52(c)          1.07             3.49             5.21
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                     .80(c)           .78              .80              .80

Ratio of net investment income
   to average net assets                                                    .53(c)          1.13             3.25             5.49

Decrease reflected in above
   expense ratios due to undertaking
   by The Dreyfus Corporation                                               .09(c)           .00(b)           .08              .43
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ X 1,000)                                    30,580           30,428           66,694           20,179

(A) FROM DECEMBER 1, 1999 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 2000.

(B) AMOUNT REPRESENTS LESS THAN .01% PER SHARE.

(C) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


                                                               Six Months Ended
                                                                   May 31, 2003                     Year Ended November 30,
                                                                                        --------------------------------------------
CLASS B SHARES                                                       (Unaudited)           2002             2001             2000(a)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                                       1.00              1.00             1.00             1.00

Investment Operations:

Investment income--net                                                     .002              .009             .032             .049

Distributions:

Dividends from investment income--net                                     (.002)            (.009)           (.032)           (.049)

Net asset value, end of period                                             1.00              1.00             1.00             1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                            .32(b)            .86             3.27             5.00
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                    1.00(b)           1.00             1.00             1.00

Ratio of net investment income
   to average net assets                                                    .31(b)            .84             2.94             5.14

Decrease reflected in above
   expense ratios due to undertaking
   by The Dreyfus Corporation                                               .13(b)            .08              .13             4.97
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ X 1,000)                                    35,821            22,878           11,987            5,385

(A) FROM DECEMBER 1, 1999 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 2000.

(B) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                               Six Months Ended
                                                                   May 31, 2003                     Year Ended November 30,
                                                                                       ---------------------------------------------
CLASS X SHARES                                                       (Unaudited)          2002             2001             2000(a)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                                       1.00              1.00             1.00             1.00

Investment Operations:

Investment income--net                                                     .001              .008             .032             .048

Distributions:

Dividends from investment income--net                                     (.001)            (.008)           (.032)           (.048)

Net asset value, end of period                                             1.00              1.00             1.00             1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                            .28(b)            .82             3.22             4.94
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                    1.05(b)           1.05             1.05             1.05

Ratio of net investment income
   to average net assets                                                    .27(b)            .74             3.03             4.55

Decrease reflected in above
   expense ratios due to undertaking
   by The Dreyfus Corporation                                               .26(b)            .42             3.24            20.13
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ X 1,000)                                        13                12                1                1



(A) FROM DECEMBER 1, 1999 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 2000.

(B) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

General Treasury Prime Money Market Fund, (the "fund") is a separate diversified series of General Government Securities Money Market Funds, Inc. (the "Company"), which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company, currently offering two series, including the fund. The fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares. The fund is authorized to issue 3 billion shares of $.001 par value Common Stock. The fund currently offers three classes of shares: Class A (1 billion shares authorized), Class B (1 billion shares authorized) and Class X (1 billion shares authorized). Class A, Class B and Class X shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class A shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act, Class B and Class X shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A, Class B and Class X shares are subject to Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer financial institution or other industry professional) at an annual rate of .05%
of   the   value   of   the  average  daily  net  assets  of  Class  B  shares.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the fund's Board of Directors to represent the fair value of the fund's investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and is recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund receives net earnings credits based on available cash balances left on deposit.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.


The fund has an unused capital loss carryover of $64 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to November 30, 2002. If not applied, the carryover expires in fiscal 2009.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2002 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the fund's average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1/2% of the value of the fund's average net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. During the period ended May 31, 2003, there was no expense reimbursement pursuant to the Agreement.

(b) Under the Service Plan with respect to Class A shares (the "Plan"), adopted pursuant to Rule 12b-1 under the Act, Class A shares bear directly the cost of preparing, printing and distributing prospectuses and statements of additional information and implementing and operating the Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005 of 1% of the average daily net assets of Class A. In addition, Class A shares pay the Distributor for distributing their shares, servicing shareholder accounts ("Servicing") and advertising and marketing relating to Class A shares at an aggregate annual rate of .20 of 1% of the value of the average daily net assets

                                                                      The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

of Class A. The Distributor may pay one or more Service Agents a fee in respect of Class A shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The schedule of such fees and the basis upon which such fees will be paid shall be determined from time to time by the fund's Board of Directors. If a holder of Class A shares ceases to be a client of a Service Agent, but continues to hold Class A shares, the Manager will be permitted to act as a Service Agent in respect of such fund shareholders and receive payments under the Plan for Servicing. The fees payable for Servicing are payable without regard to actual expenses incurred. During the period ended May 31, 2003, Class A shares were charged $26,254 pursuant to the Plan, of which $3,488 was reimbursed by the Manager, due to an undertaking, see Note 2(c).

Under the Distribution Plan with respect to Class B ("Class B Distribution Plan") adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Class B Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005 of 1% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing Class B shares at an annual rate not to exceed .20 of 1% of the value of the average daily net assets of Class B. During the period ended May 31, 2003, Class B shares were charged $33,094 pursuant to the Class B Distribution Plan.

Under the Distribution Plan with respect to Class X ("Class X Distribution Plan") adopted pursuant to Rule 12b-1 under the Act, Class X shares pay the Distributor for distributing Class X shares at an annual rate of .25 of 1% of the value of the average daily net assets of Class X. During the period ended May 31, 2003, Class X shares were charged $16 pursuant to the Class X Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A ("Class A Shareholder Services Plan"), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25 of 1% of the value o the average daily net assets of Class A for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Manager had undertaken from December 1, 2002 through May 31, 2003, that if the aggregate expenses of Class A shares, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed .80 of 1% of the value of the average daily net assets of Class A, the Manager would reimburse the expenses of the fund under the Class A Shareholder Services Plan, to the extent of any excess expense and up to the full fee payable under the Class A Shareholder Services Plan. During the period ended May 31, 2003, Class A shares were charged $8,172 pursuant to the Class A Shareholder Services Plan, all of which was reimbursed by the Manager.

Under the Shareholder Services Plan with respect to Class B and Class X ("Shareholder Services Plan"), Class B and Class X shares pay the Distributor at an annual rate of .25 of 1% of the value of the average daily net assets of Class B and Class X shares for servicing shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B and Class X shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of these services. The Distributor determines the amounts to be paid to Service Agents. The Manager had undertaken from December 1, 2002 through May 31, 2003, that if the aggregate expenses of Class B and Class X shares, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses exceed 1% for Class B shares and 1.05% for Class X shares, of the average daily net assets of such class, the Manager would reimburse the expenses of the fund under the Shareholder Services Plan, to the extent of any excess expense and up to the full fee
                                                                The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

payable under the Shareholder Services Plan. During the period ended May 31, 2003, Class B and Class X shares were charged $40,671 and $16, respectively,
pursuant   to  the  Shareholder  Services  Plan,  of  which  $20,448  and  $16, respectively, were reimbursed by the Manager.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2003, the fund was charged $1,292 pursuant to the transfer agency agreement.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member who is not an "affiliated person" as defined in the Act receives an annual fee of $50,000 and an attendance fee of $6,500 for each in-person meeting and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group in proportion to each fund's relative net assets. The Chairman of the Board receives an additional 25% of such compensation. Subject to the Company's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.


NOTES

                                                           For More Information

                        General Treasury
                        Prime Money Market Fund
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                        Transfer Agent & Dividend Disbursing Agent
                        Dreyfus Transfer, Inc.

                        200 Park Avenue
                        New York, NY 10166

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE Call
1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET  Information can be viewed online or downloaded from:

http://www.dreyfus.com

(c) 2003 Dreyfus Service Corporation                                  387SA0503




ITEM 2. CODE OF ETHICS.

                Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

                Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5. [RESERVED]

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-CSR (the "Report"), the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

(a)   Not applicable.

(b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

                                  SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL GOVERNMENT SECURITIES MONEY MARKET FUNDS, INC.

By:   /S/ STEPHEN E. CANTER
      Stephen E. Canter
      President

Date:  July 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /S/ STEPHEN E. CANTER
      Stephen E. Canter
      Chief Executive Officer

Date:  July 30, 2003

By:   /S/ JAMES WINDELS
      James Windels
      Chief Financial Officer

Date:  July 30, 2003


                                EXHIBIT INDEX

            (b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

            (b)(2) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.